CONSOLIDATED STATEMENTS OF Earnings, Comprehensive Earnings and Retained Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net product sales	$ 528,369	$ 517,149	$ 495,592
Rental and royalty revenue	4,136	4,299	3,739
Total revenue	532,505	521,448	499,331
Product cost of goods sold	365,225	349,334	319,775
Rental and royalty cost	1,038	1,088	852
Total costs	366,263	350,422	320,627
Product gross margin	163,144	167,815	175,817
Rental and royalty gross margin	3,098	3,211	2,887
Total gross margin	166,242	171,026	178,704
Selling, marketing and administrative expenses	108,276	106,316	103,755
Impairment charges			14,000
Earnings from operations	57,966	64,710	60,949
Other income (expense), net	2,946	8,358	2,100
Earnings before income taxes	60,912	73,068	63,049
Provision for income taxes	16,974	20,005	9,892
Net earnings	43,938	53,063	53,157
Net earnings	43,938	53,063	53,157
Other comprehensive earnings (loss)	(8,740)	1,183	2,845
Comprehensive earnings	35,198	54,246	56,002
Retained earnings at beginning of year	135,866	147,687	144,949
Net earnings	43,938	53,063	53,157
Cash dividends	(18,360)	(18,078)	(17,790)
Stock dividends	(47,175)	(46,806)	(32,629)
Retained earnings at end of year	$ 114,269	$ 135,866	$ 147,687
Earnings per share (in dollars per share)	$ 0.76	$ 0.90	$ 0.89
Average Common and Class B Common shares outstanding (in shares)	57,892	58,685	59,425